Notes Payable - Summary of Notes Payable (Parenthetical) (Details) - Note Payable to Bank [Member] - USD ($) $ in Thousands		12 Months Ended
	May 11, 2020	Dec. 31, 2020
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Loan proceeds received	$ 2,237
Interest rate on note payable to bank	1.00%
7.75% Notes Payable Due September 23, 2024 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank		7.75%
Note payable to bank		$ 9
7% Notes Payable Due June 1, 2024 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank		7.00%
Note payable to bank		$ 9
Note payable to bank, maturity date		Jun. 01, 2024
5.3% Notes Payable Due May 17, 2027 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank		5.30%
Note payable to bank		$ 4
5.0% Notes Payable Due August 4, 2026 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank		5.00%
Note payable to bank		$ 3